Guarantee liabilities and risk assurance liabilities	12 Months Ended
Dec. 31, 2021
Guarantee Liabilities and Risk Assurance Liabilities [Abstract]
Guarantee liabilities and risk assurance liabilities
12. Guarantee liabilities and risk assurance liabilities
12.1 Guarantee liabilities
The movement of guarantee liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of the year	263,465,921	11,697,633	1,835,614
Fair value of guarantee liabilities upon the inception of new loans	9,865,341	5,604,145	879,412
Collections/ (performed guarantee)	(283,899,625)	36,593,107	5,742,257
Change in fair value of guarantee liabilities	22,265,996	(53,009,582)	(8,318,360)

Balance at end of the year	11,697,633	885,303	138,923

As of December 31, 2020 and 2021, the maximum potential undiscounted future payment the Company would be required to make was RMB 221 million and RMB 37 million (US$ 6 million), respectively. The initial term of the guarantee is the same as the term of loans facilitated under the arrangements with the Funding Partners, which ranges from 1 month to 4 years, as of December 31, 2021. The remaining term of the guarantee ranges from 1 month to 1.5 years as of December 31, 2021.

The movement of risk assurance liabilities are as follows:

	As of December 31,
	2020			2021
	Contingent	Non-contingent	Total	Contingent	Non-contingent	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	433,083,558	821,277,841	1,254,361,399	15,766,928	3,934,761	19,701,689	3,091,625
Adjustment due to the adoption of ASC 326	1,093,382,647	—	1,093,382,647	—	—	—	—
Fair value of risk assurance liabilities upon the inception of new loans	—	8,854,513	8,854,513	—	—	—	—
Expected credit loss upon the inception of new loans	8,784,102	—	8,784,102	—	—	—	—
Recognized as guarantee income	—	(826,197,593)	(826,197,593)	—	(3,934,761)	(3,934,761)	(617,450)
Collections/ (Payouts)	(1,400,538,815)	—	(1,400,538,815)	132,825,675	—	132,825,675	20,843,247
Change in fair value of risk assurance liabilities	(118,944,564)	—	(118,944,564)	(148,592,603)	—	(148,592,603)	(23,317,422)

Balance at end of the year	15,766,928	3,934,761	19,701,689	—	—	—	—

As of December 31, 2020 and 2021, maximum potential undiscounted future payment that the Company would be required to make was RMB 53 million and RMB nil million (US$ nil million
),
respectively. The risk assurance liability has expired as of December 31, 2021.